Share capital - Summary of the grant date weighted average fair value of SARs granted (Detail) - Stock Appreciation Rights [Member]	12 Months Ended
	Nov. 30, 2019 shares $ / shares	Nov. 30, 2019 shares $ / shares
Disclosure of classes of share capital [line items]
Number of SARs	40,000	40,000
Weighted average grant dare fair value | (per share)	$ 1.31	$ 1.70